Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 7,467,490	$ 10,710,578	$ 2,862,315
Cost of sales	(4,392,436)	(4,973,953)	(1,772,208)
Gross profit	3,075,054	5,736,625	1,090,107
Other income	40,557	9,854	19,552
Administrative expenses	(175,765)	(142,644)	(118,893)
Other expenses	(93,400)	(75,971)	(60,605)
Impairment of financial assets and reversal of impairment losses	202	3,369	(235)
Other (losses) gains	(2,254)	117	(2,638)
Income from operating activities	2,844,394	5,531,350	927,288
Finance income	122,726	47,038	4,668
Finance costs	(138,402)	(86,651)	(84,626)
Share of profit of associates and joint ventures accounted for using the equity method	593	20,159	11,132
Foreign currency translation differences	(22,293)	(25,400)	(17,241)
Income before taxes	2,807,018	5,486,496	841,221
Income tax expense	(1,876,751)	(1,572,212)	(249,016)
Net income	930,267	3,914,284	592,205
Net income attributable to:
Net income attributable to owners of the parent	923,191	3,906,311	585,454
Net income attributable to non-controlling interests	7,076	7,973	6,751
Net income	$ 930,267	$ 3,914,284	$ 592,205
Earnings per share
Basic earnings per share (in USD per share)	$ 3.2320	$ 13.6757	$ 2.1048
Diluted earnings per share (in USD per share)	$ 3.2320	$ 13.6757	$ 2.1048